Changes In Equity And Redeemable Noncontrolling Interests (Tables)	9 Months Ended
Sep. 30, 2012
Changes in Equity and Redeemable Noncontrolling Interests

	Attributable to Baidu, Inc.					Non- controlling interests	Total equity	Redeemable non-controlling interests
	Ordinary shares		Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss
	Number of shares	Amount
		RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance at December 31, 2011	34,914,117	15	1,771,770	13,604,334	(84,403)	97,819	15,389,535	935,978

Net income	—	—	—	7,660,546	—	(6,826)	7,653,720	(45,961)
Other comprehensive income	—	—	—	—	9,523	(119)	9,404	(378)

Noncontrolling interests in an acquired subsidiary	—	—	—	—	—	(1,259)	(1,259)	—
Acquisition of a subsidiary’s shares from noncontrolling interests	—	—	(1,499)	—	—	478	(1,021)	—
Issuance of subsidiary shares	—	—	74,471	—	—	—	74,471	25,989
Disposal of a subsidiary	—	—	—	—	—	5,253	5,253	—
Accretion of redeemable noncontrolling interests	—	—	—	(22,143)	—	—	(22,143)	22,143
Exercise of share-based awards	44,820	—	47,327	—	—	—	47,327	—
Share-based compensation	—	—	121,988	—	—	1,070	123,058	7,295

Balance at September 30, 2012	34,958,937	15	2,014,057	21,242,737	(74,880)	96,416	23,278,345	945,066

Balance at September 30, 2012, in US$		2	320,465	3,380,018	(11,914)	15,341	3,703,912	150,373